Transamerica Goldman Sachs Managed Risk - Growth ETF VP Investment Strategy - Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”). In seeking to achieve its investment objective, the portfolio follows these investment strategies: •Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations. •The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 100% of net assets or decrease exposure to equity ETFs to approximately 35% of net assets, and is permitted to increase exposure to fixed income ETFs to approximately 65% of net assets or decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal. •The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets. •The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective. Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs. It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs. The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.